Notes relating to the consolidated statement of financial position - Share-based payments - Rollforward (Details)	1 Months Ended							12 Months Ended
	Dec. 31, 2018 EUR (€) EquityInstruments Y	Jun. 30, 2018 EquityInstruments	Dec. 31, 2017 EUR (€) EquityInstruments Y	Jun. 30, 2017 EquityInstruments	Dec. 31, 2016 EUR (€) EquityInstruments Y	Jun. 30, 2016 EquityInstruments	May 31, 2016 EquityInstruments	Dec. 31, 2018 EUR (€) EquityInstruments Y	Dec. 31, 2017 EUR (€) EquityInstruments Y	Dec. 31, 2016 EUR (€) EquityInstruments Y
Number of stock options
Total options at beginning of year | EquityInstruments								2,862,216	2,293,636	1,752,926
Granted | EquityInstruments	861,575	178,900	653,825	120,536	363,226	60,000	288,950	1,040,475	774,361	712,176
Exercised | EquityInstruments								(319,671)	(203,412)	(140,292)
Forfeited | EquityInstruments								(46,369)	(2,369)	(31,174)
Total options at end of year | EquityInstruments	3,536,651		2,862,216		2,293,636			3,536,651	2,862,216	2,293,636
Exercisable | EquityInstruments	1,859,315		1,598,829		1,257,091			1,859,315	1,598,829	1,257,091
Weighted average exercise price
Beginning balance | €								€ 11.54	€ 7.72	€ 5.37
Granted | €								85.37	20.74	12.82
Exercised | €								7.02	3.46	3.52
Forfeited | €								30.44	12.52	10.90
Ending balance | €	€ 33.42		€ 11.54		€ 7.72			33.42	11.54	7.72
Exercisable | €	€ 9.62		€ 6.80		€ 4.68			€ 9.62	€ 6.80	€ 4.68
Weighted average remaining contractual life of outstanding share options | Y	7.82		8.03		8.09			7.82	8.03	8.09